Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Patents	$ 296	$ 296
Less: accumulated amortization	$ (296)	(199)
Total		$ 97